Earnings per share - Summary of Calculation of Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended							12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Numerator:
Net income (loss) from continuing operations available to common stockholders		$ 20,277	$ 56,051	$ (26,702)	$ 45,615	$ 166,884	$ 9,928	$ (961,707)	$ 95,241		$ (784,895)
Net income (loss) from discontinued operations available to common stockholders									$ (327)		$ 314
Denominator:
Weighted average common shares outstanding									193,698		192,498
Incremental treasury stock method shares	[1]								469		203
Basic EPS from continuing operations		$ 0.10	$ 0.29	$ (0.14)	$ 0.24	$ 0.87	$ 0.05	$ (5.00)	$ 0.49		$ (4.08)
Diluted EPS from continuing operations		0.10	0.29	(0.14)	0.24	0.87	0.05	(5.00)	0.49	[1]	(4.08)	[1]
Basic EPS from discontinued operations		0.10	0.29	(0.14)	0.24	0.87	0.05	(5.00)	0		0		$ 0
Diluted EPS from discontinued operations		$ 0.10	$ 0.29	$ (0.14)	$ 0.24	$ 0.87	$ 0.05	$ (5.00)	$ 0	[1]	$ 0	[1]

[1]	The Company determines the more dilutive of either the two-class method or the treasury stock method for diluted EPS. The two-class method was more dilutive for each period presented.